Expense Example {- Fidelity Advisor® Large Cap Fund} - 11.30 Fidelity Advisor Large Cap Fund - AMCIZ PRO-11 - Fidelity Advisor® Large Cap Fund	Jan. 29, 2022 USD ($)
Fidelity Advisor Large Cap Fund-Class A
Expense Example:
1 year	$ 652
3 years	816
5 years	994
10 years	1,508
Fidelity Advisor Large Cap Fund-Class M
Expense Example:
1 year	453
3 years	672
5 years	909
10 years	1,588
Fidelity Advisor Large Cap Fund-Class C
Expense Example:
1 year	260
3 years	496
5 years	855
10 years	1,660
Fidelity Advisor Large Cap Fund - Class I
Expense Example:
1 year	55
3 years	173
5 years	302
10 years	677
Fidelity Advisor Large Cap Fund-Class Z
Expense Example:
1 year	43
3 years	135
5 years	235
10 years	$ 530